COMMITMENTS - Contractual Obligations (Details) - 12 months ended Sep. 30, 2019	CAD ($)	USD ($)
2020
Contractual Obligations
Minimum annual royalty per License Agreement (Note 7)	$ 85,000
SVB loan payments (Note 8)		$ 4,045,500
Lease on US office spaces		119,383
2021
Contractual Obligations
Minimum annual royalty per License Agreement (Note 7)	85,000
SVB loan payments (Note 8)		0
Lease on US office spaces		70,670
2022
Contractual Obligations
Minimum annual royalty per License Agreement (Note 7)	85,000
SVB loan payments (Note 8)		0
Lease on US office spaces		0
2023
Contractual Obligations
Minimum annual royalty per License Agreement (Note 7)	85,000
SVB loan payments (Note 8)		0
Lease on US office spaces		0
2024
Contractual Obligations
Minimum annual royalty per License Agreement (Note 7)	$ 85,000
SVB loan payments (Note 8)		0
Lease on US office spaces		$ 0